FLEXSHARES® TRUST

FLEXSHARES® FAMILY OF INDEX ETFS

SUPPLEMENT DATED SEPTEMBER 11, 2019 TO

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2019

Effective immediately, the Statement of Additional Information is updated as follows:

1.                The first sentence of the second paragraph under the heading “ADDITIONAL INVESTMENT INFORMATION – CONTINUOUS OFFERING” beginning on page 52 is deleted and replaced with the following:

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Transfer Agent, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares.

2.                The paragraph under the heading “MANAGEMENT OF THE TRUST – DISTRIBUTOR” on page 89 is deleted and replaced with the following:

Foreside Fund Services, LLC (“Foreside” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter of the Trust in connection with the review and approval of all purchase and redemption orders of Creation Units of each Fund by Authorized Participants (defined below), pursuant to a Distribution Agreement between the Trust and Foreside. The Distributor’s principal address is Three Canal Plaza, Portland, Maine 04101. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the FINRA. Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units Aggregations.” The Distributor also acts as an agent for the Trust for those activities described within the Distribution Agreement. The Distributor will deliver a prospectus to Authorized Participants purchasing Shares in Creation Units and will maintain records of both orders and confirmations of acceptance to Authorized Participants. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. No compensation is payable by the Trust to Foreside for such distribution services. However, the Investment Adviser has entered into an agreement with Foreside under which it makes payments to Foreside in consideration for its services under the Distribution Agreement. The payments made by the Investment Adviser to Foreside do not represent an additional expense to the Trust or its shareholders.

3.                The first sentence under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – General.” on page 97 is deleted and replaced with the following:

General. The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the Fund’s NAV next determined after receipt by the Transfer Agent, on any Business Day (as defined herein), of an order in proper form.

4.                The paragraphs under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Procedures For Creation of Creation Units.” on page 98 are deleted and replaced with the following:

Procedures For Creation of Creation Units. To be eligible to place orders to create a Creation Unit of a Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below). A Participating Party or DTC Participant who has executed a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, all creation orders must be placed for one or more Creation Units and, whether through a Participating Party or a DTC Participant, must be received in proper form no later than the closing time of the regular trading session of the Listing Exchange (normally 4:00 p.m., Eastern time), and with respect to the FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund and the FlexShares® High Yield Value-Scored Bond Index Fund, no later than 2:00 p.m., Eastern time (“Closing Time”) on any Business Day in order for creation of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date. The FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® STOXX® Global ESG Impact Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund and FlexShares® International Quality Dividend Dynamic Index Fund are hereinafter referred to as the “Foreign Funds.” All other Funds discussed in this SAI are hereinafter referred to as “Domestic Funds.” The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is timely received in proper form is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Transfer Agent or an Authorized Participant.

All orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (e.g., to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Fund will have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor. A limited number of broker-dealers have executed a Participant Agreement and only a small number of such Authorized Participants have international capabilities. Investors placing orders for Creation Units of a Domestic Fund through the Clearing Process should afford sufficient time to permit proper submission of the order to the Transfer Agent prior to the Closing Time on the Transmittal Date. Orders for Creation Units of a Domestic Fund that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Investors placing orders for Creation Units of a Domestic Fund should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Transfer Agent.

Investors placing orders for Creation Units of a Foreign Fund should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Transfer Agent.

5.                The paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Placement of Creation Orders For Domestic Funds Using The Clearing Process.” on page 99 is deleted and replaced with the following:

Placement of Creation Orders For Domestic Funds Using The Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Transfer Agent (also known as the Index Receipt Agent) to transmit to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Trust. An order to create Creation Units through the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

6.                The second paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Placement of Creation Orders For Domestic Funds Outside The Clearing Process.” beginning on page 99 is deleted and replaced with the following:

The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Units outside the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m., Eastern time on the Settlement Date, such order may be canceled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the Settlement Date. Creation Units of a Domestic Fund may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of: (i) the Cash Component; plus (ii) at least 110%, which NTI may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities.

7.                The fourth sentence of the third paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Placement of Creation Orders For Domestic Funds Outside The Clearing Process.” beginning on page 99 is deleted and replaced with the following:

To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Transfer Agent that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities.

8.                The third sentence of the paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Placement of Creation Orders For Foreign Funds.” on page 100 is deleted and replaced with the following:

Orders to purchase Creation Unit Aggregations must be received by the Transfer Agent from an Authorized Participant on its own or the applicable Listing Exchange on the relevant Business Day.

9.                The second and third paragraphs under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Acceptance of Purchase Order.” on page 100 are deleted and replaced with the following:

Once the Trust has accepted an order, upon next determination of the NAV of the shares, the Trust will confirm the issuance of a Creation Unit of the Fund, against receipt of payment, at such NAV. The Transfer Agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Trust reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Transfer Agent in respect of any Fund if: (a) the purchase order is not in proper form; (b) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (c) the Deposit Securities delivered are not as specified by NTI as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust or NTI, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor, Transfer Agent, Custodian, a sub-custodian or NTI make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems; fires, floods or extreme weather conditions; power outages resulting in telephone, telecopy or computer failures; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, NTI, Transfer Agent, Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or Authorized Participant acting on behalf of such creator of its rejection of the purchase order. The Trust, Transfer Agent, Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust reserves the right, in its sole discretion, to suspend the offering of Shares of a Fund or to reject purchase orders when, in its judgment, such suspension or rejection would be in the best interests of the Trust or the Fund.

10.                The second sentence of the first paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Issuance of a Creation Unit.” beginning on page 100 is deleted and replaced with the following:

With respect to any non-U.S. Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the applicable local sub-custodian or sub-custodians, the Transfer Agent and the Investment Adviser shall be notified of such delivery, and the Trust will issue, and cause the delivery of the Creation Unit.

11.                The fifth sentence of the third paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Issuance of a Creation Unit.” beginning on page 100 is deleted and replaced with the following:

Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Transfer Agent.

12.                The first sentence of the first paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Redemption of Creation Units.” on page 102 is deleted and replaced with the following:

Shares of a Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day.

Please retain this Supplement with your Statement of Additional Information for future reference.

FLEXSHARES® TRUST

FLEXSHARES® READY ACCESS VARIABLE INCOME FUND

FLEXSHARES® CORE SELECT BOND FUND

SUPPLEMENT DATED SEPTEMBER 11, 2019 TO

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2019, AS SUPPLEMENTED

Effective immediately, the Statement of Additional Information is updated as follows:

1.                The first sentence of the second paragraph under the heading “ADDITIONAL INVESTMENT INFORMATION – CONTINUOUS OFFERING” on page 35 is deleted and replaced with the following:

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Transfer Agent, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares.

2.                The paragraph under the heading “MANAGEMENT OF THE TRUST – DISTRIBUTOR” on page 54 is deleted and replaced with the following:

Foreside Fund Services, LLC (“Foreside” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter of the Trust in connection with the review and approval of all purchase and redemption orders of Creation Units of each Fund by Authorized Participants (defined below), pursuant to a Distribution Agreement between the Trust and Foreside. The Distributor’s principal address is Three Canal Plaza, Portland, Maine 04101. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the FINRA. Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units Aggregations.” The Distributor also acts as an agent for the Trust for those activities described within the Distribution Agreement. The Distributor will deliver a prospectus to Authorized Participants purchasing Shares in Creation Units and will maintain records of both orders and confirmations of acceptance to Authorized Participants. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. No compensation is payable by the Trust to Foreside for such distribution services. However, the Investment Adviser has entered into an agreement with Foreside under which it makes payments to Foreside in consideration for its services under the Distribution Agreement. The payments made by the Investment Adviser to Foreside do not represent an additional expense to the Trust or its shareholders.

3.                The first sentence under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – General.” on page 60 is deleted and replaced with the following:

General. The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the Fund’s NAV next determined after receipt by the Transfer Agent, on any Business Day (as defined herein), of an order in proper form.

4.                The paragraphs under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Procedures For Creation of Creation Units.” on page 61 are deleted and replaced with the following:

Procedures For Creation of Creation Units.

   To be eligible to place orders to create a Creation Unit of a Fund, an entity must be a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation

Units (“Participant Agreement”) (discussed below). A DTC Participant who has executed a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

 Except as described below, all creation orders must be placed for one or more Creation Units and must be received in proper form no later than the closing time of the regular trading session of the Listing Exchange (normally 4:00 p.m., Eastern time) (“Closing Time”) on any Business Day in order for creation of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is timely received in proper form is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Transfer Agent or an Authorized Participant.

 All orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (e.g., to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Fund will have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor. A limited number of broker-dealers have executed a Participant Agreement and only a small number of such Authorized Participants have international capabilities. Investors placing orders for Creation Units of a Fund should ascertain the applicable deadline for DTC and the Federal Reserve Bank wire system, as well as cash transfers, by contacting the operations department of the broker or depositary institution making the transfer of the Deposit Securities and/or Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Transfer Agent.

5.              The second paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Placement of Creation Orders For the Funds.” beginning on page 61 is deleted and replaced with the following:

 The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Units outside the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m., Eastern time on the Settlement Date, such order may be canceled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the Settlement Date. Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of: (i) the Cash Component; plus (ii) at least 110%, which NTI may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities.

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6.                The fourth sentence of the third paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Placement of Creation Orders For The Funds.” beginning on page 61 is deleted and replaced with the following:

To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Transfer Agent that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities.

7.                The third sentence of the fourth paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Placement of Creation Orders For The Funds.” beginning on page 61 is deleted and replaced with the following:

Orders to purchase Creation Unit Aggregations must be received by the Transfer Agent from an Authorized Participant on its own or the applicable Listing Exchange on the relevant Business Day.

8.                The second and third paragraphs under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Acceptance of Purchase Order.” beginning on page 62 are deleted and replaced with the following:

Once the Trust has accepted an order, upon next determination of the NAV of the shares, the Trust will confirm the issuance of a Creation Unit of the Fund, against receipt of payment, at such NAV. The Transfer Agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Trust reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Transfer Agent in respect of any Fund if: (a) the purchase order is not in proper form; (b) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (c) the Deposit Securities delivered are not as specified by NTI as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust or NTI, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor, Transfer Agent, Custodian, a sub-custodian or NTI make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems; fires, floods or extreme weather conditions; power outages resulting in telephone, telecopy or computer failures; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, NTI, Transfer Agent, Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or Authorized Participant acting on behalf of such creator of its rejection of the purchase order. The Trust, Transfer Agent, Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust reserves the right, in its sole discretion, to suspend the offering of Shares of a Fund or to reject purchase orders when, in its judgment, such suspension or rejection would be in the best interests of the Trust or the Fund.

9.                The second sentence of the first paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Issuance of a Creation Unit.” on page 63 is deleted and replaced with the following:

With respect to any non-U.S. Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the applicable local sub-custodian or sub-custodians, the Transfer Agent and the Investment Adviser shall be notified of such delivery, and the Trust will issue, and cause the delivery of the Creation Unit.

3

10.                The fifth sentence of the second paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Issuance of a Creation Unit.” on page 63 is deleted and replaced with the following:

Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Transfer Agent.

11.                The first sentence of the first paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Redemption of Creation Units.” on page 64 is deleted and replaced with the following:

Shares of a Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day.

Please retain this Supplement with your Statement of Additional Information for future reference.

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FLEXSHARES® TRUST

FLEXSHARES® US QUALITY LOW VOLATILITY INDEX FUND,

FLEXSHARES® DEVELOPED MARKETS EX-US QUALITY LOW VOLATILITY INDEX FUND

FLEXSHARES® EMERGING MARKETS QUALITY LOW VOLATILITY INDEX FUND

SUPPLEMENT DATED SEPTEMBER 11, 2019 TO

STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 25, 2019

Effective immediately, the Statement of Additional Information is updated as follows:

1.                The first sentence of the second paragraph under the heading “ADDITIONAL INVESTMENT INFORMATION – CONTINUOUS OFFERING” beginning on page 26 is deleted and replaced with the following:

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Transfer Agent, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares.

2.                The paragraph under the heading “MANAGEMENT OF THE TRUST – DISTRIBUTOR” on page 45 is deleted and replaced with the following:

Foreside Fund Services, LLC (“Foreside” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter of the Trust in connection with the review and approval of all purchase and redemption orders of Creation Units of each Fund by Authorized Participants (defined below), pursuant to a Distribution Agreement between the Trust and Foreside. The Distributor’s principal address is Three Canal Plaza, Portland, Maine 04101. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the FINRA. Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units Aggregations.” The Distributor also acts as an agent for the Trust for those activities described within the Distribution Agreement. The Distributor will deliver a prospectus to Authorized Participants purchasing Shares in Creation Units and will maintain records of both orders and confirmations of acceptance to Authorized Participants. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. No compensation is payable by the Trust to Foreside for such distribution services. However, the Investment Adviser has entered into an agreement with Foreside under which it makes payments to Foreside in consideration for its services under the Distribution Agreement. The payments made by the Investment Adviser to Foreside do not represent an additional expense to the Trust or its shareholders.

3.                The first sentence under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – General.” on page 51 is deleted and replaced with the following:

General. The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the Fund’s NAV next determined after receipt by the Transfer Agent, on any Business Day (as defined herein), of an order in proper form.

4.                The paragraphs under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Procedures For Creation of Creation Units.” beginning on page 52 are deleted and replaced with the following:

Procedures For Creation of Creation Units. To be eligible to place orders to create a Creation Unit of a Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below). A Participating Party or DTC Participant who has executed a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, all creation orders must be placed for one or more Creation Units and, whether through a Participating Party or a DTC Participant, must be received in proper form no later than the closing time of the regular trading session of the Listing Exchange (normally 4:00 p.m., Eastern time) (“Closing Time”) on any Business Day in order for creation of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date. The FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund and FlexShares® Emerging Markets Quality Low Volatility Index Fund are hereinafter referred to as the “Foreign Funds.” The FlexShares® US Quality Low Volatility Index Fund is hereinafter referred to as the “Domestic Fund.” The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is timely received in proper form is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Transfer Agent or an Authorized Participant.

All orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (e.g., to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Fund will have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor. A limited number of broker-dealers have executed a Participant Agreement and only a small number of such Authorized Participants have international capabilities. Investors placing orders for Creation Units of the Domestic Fund through the Clearing Process should afford sufficient time to permit proper submission of the order to the Transfer Agent prior to the Closing Time on the Transmittal Date. Orders for Creation Units of the Domestic Fund that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Investors placing orders for Creation Units of the Domestic Fund should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Transfer Agent.

Investors placing orders for Creation Units of a Foreign Fund should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Transfer Agent.

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5.                The paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Placement of Creation Orders For Domestic Fund Using The Clearing Process.” on page 53 is deleted and replaced with the following:

Placement of Creation Orders For Domestic Fund Using The Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Transfer Agent (also known as the Index Receipt Agent) to transmit to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Trust. An order to create Creation Units through the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

6.                The second paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Placement of Creation Orders For Domestic Fund Outside The Clearing Process.” beginning on page 53 is deleted and replaced with the following:

The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Units outside the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m., Eastern time on the Settlement Date, such order may be canceled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the Settlement Date. Creation Units of the Domestic Fund may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of: (i) the Cash Component; plus (ii) at least 110%, which NTI may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities.

7.                The fourth sentence of the third paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Placement of Creation Orders For Domestic Fund Outside The Clearing Process.” beginning on page 53 is deleted and replaced with the following:

To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Transfer Agent that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities.

8.                The third sentence of the first paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Placement of Creation Orders For Foreign Funds.” on page 54 is deleted and replaced with the following:

Orders to purchase Creation Unit Aggregations must be received by the Transfer Agent from an Authorized Participant on its own or the applicable Listing Exchange on the relevant Business Day.

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9.                The second and third paragraphs under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Acceptance of Purchase Order.” on page 54 are deleted and replaced with the following:

Once the Trust has accepted an order, upon next determination of the NAV of the shares, the Trust will confirm the issuance of a Creation Unit of the Fund, against receipt of payment, at such NAV. The Transfer Agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Trust reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Transfer Agent in respect of any Fund if: (a) the purchase order is not in proper form; (b) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (c) the Deposit Securities delivered are not as specified by NTI as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust or NTI, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor, Transfer Agent, Custodian, a sub-custodian or NTI make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems; fires, floods or extreme weather conditions; power outages resulting in telephone, telecopy or computer failures; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, NTI, Transfer Agent, Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or Authorized Participant acting on behalf of such creator of its rejection of the purchase order. The Trust, Transfer Agent, Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust reserves the right, in its sole discretion, to suspend the offering of Shares of a Fund or to reject purchase orders when, in its judgment, such suspension or rejection would be in the best interests of the Trust or the Fund.

10.                The second sentence of the first paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Issuance of a Creation Unit.” beginning on page 54 is deleted and replaced with the following:

With respect to any non-U.S. Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the applicable local sub-custodian or sub-custodians, the Transfer Agent and the Investment Adviser shall be notified of such delivery, and the Trust will issue, and cause the delivery of the Creation Unit.

11.                The fifth sentence of the third paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Issuance of a Creation Unit.” beginning on page 54 is deleted and replaced with the following:

Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Transfer Agent.

12.                The first sentence of the first paragraph under the heading “PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Redemption of Creation Units.” on page 56 is deleted and replaced with the following:

Shares of a Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day.

Please retain this Supplement with your Statement of Additional Information for future reference.

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